Goodwill and Other Intangible Assets - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	₨ 74,937.9		₨ 74,937.9		$ 1,131.1	$ 1,131.1
Amortization of intangible assets	₨ 7.0	$ 0.1	₨ 219.0	₨ 1,538.5